Payables to Sharing Partner and Assignees (Tables)	12 Months Ended
Dec. 31, 2025
Payables to Sharing Partner and Assignees [Abstract]
Summary of Payables to Sharing Partner and Assignees Within Total Liabilities

Payables to Sharing partner and assignees within total liabilities in the consolidated balance sheets as of December 31, 2025 and 2024 are analyzed as follows:

	Payable to sharing partner	Payable to Assignee A (Note 3)	Payable to Assignee B	Total
January 1, 2024	1,202,354	783,852	627,169	2,613,375
Interest cost	1,760,591	77,117	63,097	1,900,805
Interest paid	(1,670,051)	(21,058)	(16,847)	(1,707,956)
Repayments	-	(779,019)	(623,215)	(1,402,234)
December 31, 2024	1,292,894	60,892	50,204	1,403,990
Current liabilities	(1,292,894)	(60,892)	(50,204)	(1,403,990)
January 1, 2025	1,292,894	60,892	50,204	1,403,990
Interest income	(86,169)	-	-	(86,169)
Interest paid	(234,636)	(60,892)	(50,204)	(345,732)
Repayments	(972,089)	-	-	(972,089)
December 31, 2025	-	-	-	-